Document And Entity Information	12 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001981462
Document Type	POS AM
Entity Registrant Name	leddartech holdings inc.
Entity Incorporation, State or Country Code	Z4
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 (this “Amendment”) to the Registration Statement on Form F-1 (File No. 333-277045) (the “Registration Statement”) of LeddarTech Holdings Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on May 8, 2024, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to include financial statements required by Item 8.A of Form 20-F and certain other updated disclosures in the prospectus.This Amendment contains an updated prospectus, and is being filed by the Company to (i) include the Company’s audited financial statements for the fiscal year ended September 30, 2024, (ii) update the corresponding discussion of such financial information contained in the section “Management’s Discussion and Analysis of Financial Conditions and Results of Operations” and other sections of the prospectus, and (iii) to update certain other information in the prospectus, including new business activities since the effective date of the Registration Statement. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true